UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sage Asset Management, LP
Address:          500 Fifth Avenue
                  Suite 930
                  New York, NY  10110

Form 13F File Number: 28-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barry G. Haimes
Title:            Co-Portfolio Manager
Phone:            (212) 521-0908

Signature, Place, and Date of Signing:

        /s/ Barry G. Haimes           New York, New York    August 13, 2008
    -----------------------------     ------------------    ---------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:     $165,246 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

   None.

                                                             13F Report
                                              Name of Reporting Manager: Sage Asset Management, LP
                                                                    6/30/08
                                                         Value    SH/PRN         PUT/   Inv   Other
          Issuer               Class          CUSIP     (x$1000)    AMT   SH/PRN CALL   Discr  Mgr     SOLE     SHARED     NONE


AGCO CORP                       COM          001084102      2804    53500  SH           SOLE            53500          0       0
ALASKA AIR GROUP INC            COM          011659109      2608   170000  SH    CALL   SOLE           170000          0       0
ALPHA NATURAL RESOURCES INC     COM          02076X102      6184    59300  SH           SOLE            59300          0       0
AMAZON COM INC                  COM          023135106      2603    35500  SH           SOLE            35500          0       0
APPLE INC                       COM          037833100      3114    18600  SH           SOLE            18600          0       0
BIOMARIN PHARMACEUTICAL INC     COM          09061G101      4466   154100  SH           SOLE           154100          0       0
BOISE INC              *W EXP 06/18/201      09746Y113        18    65000  SH           SOLE            65000          0       0
BRIGHAM EXPLORATION CO          COM          109178103      4166   263200  SH           SOLE           263200          0       0
BUNGE LIMITED                   COM          G16962105      1928    17900  SH           SOLE            17900          0       0
CATERPILLAR INC DEL             COM          149123101      2805    38000  SH    PUT    SOLE            38000          0       0
CONTINENTAL RESOURCES INC       COM          212015101      3930    56700  SH           SOLE            56700          0       0
CORN PRODS INTL INC             COM          219023108      5564   113300  SH           SOLE           113300          0       0
DEERE & CO                      COM          244199105      4616    64000  SH           SOLE            64000          0       0
DOLBY LABORATORIES INC          COM          25659T107      3732    92600  SH           SOLE            92600          0       0
DYNAMIC MATLS CORP              COM          267888105      2784    84500  SH           SOLE            84500          0       0
ENTERGY CORP NEW                COM          29364G103      8048    66800  SH           SOLE            66800          0       0
EXCO RESOURCES INC              COM          269279402      3746   101500  SH           SOLE           101500          0       0
FOSTER WHEELER LTD              SHS NEW      G36535139      2878    39350  SH           SOLE            39350          0       0
GENENTECH INC                   COM NEW      368710406      5116    67400  SH           SOLE            67400          0       0
GENERAL ELECTRIC CO             COM          369604103     13345   500000  SH    CALL   SOLE           500000          0       0
GENERAL ELECTRIC CO             COM          369604103      4580   171600  SH           SOLE           171600          0       0
GOLDMAN SACHS GROUP INC         COM          38141G104      4652    26600  SH           SOLE            26600          0       0
HEWLETT PACKARD CO              COM          428236103      4660   105400  SH           SOLE           105400          0       0
ILLINOIS TOOL WKS INC           COM          452308109      6651   140000  SH    PUT    SOLE           140000          0       0
MICROSOFT CORP                  COM          594918104     17606   640000  SH    CALL   SOLE           640000          0       0
NATIONAL OILWELL VARCO INC      COM          637071101      3433    38700  SH           SOLE            38700          0       0
NRG ENERGY INC                  COM NEW      629377508      3042    70900  SH           SOLE            70900          0       0
PERRIGO CO                      COM          714290103      6465   203500  SH           SOLE           203500          0       0
PLAINS EXPL& PRODTN CO          COM          726505100      2839    38900  SH           SOLE            38900          0       0
RED ROBIN GOURMET BURGERS IN    COM          75689M101      3051   110000  SH    CALL   SOLE           110000          0       0
SHAW GROUP INC                  COM          820280105      3460    56000  SH           SOLE            56000          0       0
SIEMENS A G                 SPONSORED ADR    826197501      4405    40000  SH    PUT    SOLE            40000          0       0
TRINITY INDS INC                COM          896522109      3469   100000  SH    PUT    SOLE           100000          0       0
UNITED STATES OIL FUND LP       UNITS        91232N108      4546    40000  SH    PUT    SOLE            40000          0       0
VISA INC                        COM CL A     92826C839      4773    58700  SH           SOLE            58700          0       0
WERNER ENTERPRISES INC          COM          950755108      3159   170000  SH    CALL   SOLE           170000          0       0
